Long-Term Debt - $320 Million Term Loan Facility and $55 Million Revolving Credit Facility (Details)		1 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Sep. 30, 2018 USD ($) item	Jun. 30, 2014 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Apr. 30, 2013 USD ($)
Long-Term Debt
Credit facility amount						$ 20,000,000
Multi-Vessels Facility
Long-Term Debt
Minimum aggregate market value of Vessels securing the loan, as percentage of outstanding balance				125.00%
Minimum liquidity of Partnership				$ 15,000,000
Incremental minimum liquidity, first 8 vessels with less than 12 months employment contract remaining				1,500,000
Incremental minimum liquidity, next 12 vessels with less than 12 months employment contract remaining				$ 1,000,000
Minimum book equity ratio for Partnership				30.00%
Minimum EBITDA to interest ratio for Partnership				2.50%
$320 million loan facility
Long-Term Debt
Loan facility amount		$ 320,000,000		$ 320,000,000
Number of consecutive quarterly installments | item		20
Balloon payment to be paid		$ 177,000,000
$320 million loan facility | London Interbank Offered Rate (LIBOR)
Long-Term Debt
Interest margin percentage		2.125%
$55 million revolving credit facility
Long-Term Debt
Loan facility amount				$ 55,000,000
Credit facility amount		$ 55,000,000
Commitment fee percentage		0.85%
$55 million revolving credit facility | London Interbank Offered Rate (LIBOR)
Long-Term Debt
Interest margin percentage		2.125%
$220 million loan facility
Long-Term Debt
Loan facility amount			$ 220,000,000		$ 220,000,000
Amount refinanced		$ 220,000,000
$220 million loan facility | London Interbank Offered Rate (LIBOR)
Long-Term Debt
Interest margin percentage			2.125%
$35 million revolving credit facility
Long-Term Debt
Credit facility amount	$ 35,000,000
Commitment fee percentage	40.00%
Amount refinanced		$ 35,000,000
$35 million revolving credit facility | London Interbank Offered Rate (LIBOR)
Long-Term Debt
Interest margin percentage	2.50%